Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CARILLON SERIES TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Carillon Eagle Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF CARILLON EAGLE MID CAP GROWTH FUND | 3 . 1 . 2 0 1 9
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Carillon Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund” or the “fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Growth Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts is available from your financial professional, on page 82 of the fund’s Prospectus and on page 44 of the fund’s Statement of Additional Information. Although the fund does not impose any sales charge on Class I shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees<br/>(fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses <br/>(expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts is available from your financial professional, on page 82 of the fund’s Prospectus and on page 44 of the fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	During normal market conditions, the Mid Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. The fund’s portfolio managers consider mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations greater than $1 billion and equal to or less than the largest company in the Russell Midcap® Growth Index during the most recent 12-month period (approximately $ 42.0 billion during the 12-month period ended December 31, 2018).

		The fund will invest primarily in the equity securities of companies that the portfolio managers believe have the potential for above-average earnings or sales growth, reasonable valuations and acceptable debt levels. Such stocks can typically have high price-to-earnings ratios. Equity securities include common and preferred stock, warrants or rights exercisable into common or preferred stock and high-quality convertible securities. Although the portfolio managers generally do not emphasize investment in any particular investment sector or industry, the fund may invest a significant portion of its assets in the securities of companies in the information technology sector at any given time. The fund will generally sell when the stock has met the portfolio managers’ target price, the investment is no longer valid, a better investment opportunity has arisen or if the investment reaches a value more than 5% of the fund’s net assets. At times, the fund may hold securities of small-capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The greatest risk of investing in the fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in this fund are subject to the following primary risks, which are described in alphabetical order and not in order of importance or potential exposure:
  Equity securities are subject to stock market risk.
  Common stock. The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;

  Preferred stock. Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders;

  Convertible securities. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Convertible securities also are sensitive to movements in interest rates;

  Rights and warrants. Rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date;
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, limited managerial and financial resources, more volatile performance, and less liquid stock, compared to larger, more established companies;
  Sector risk is the risk associated with the fund holding a core portfolio of stocks invested in similar businesses, all of which could be affected by the same economic or market conditions.
  Information technology sector risk is the risk that products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company's business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies;
  Small-cap company risk arises because small-cap companies may have less liquid stock, a more volatile share price, a limited product or service base, narrower commercial markets and limited access to capital, compared to larger, more established companies; and
  Stock market risk is the risk of broad stock market decline or volatility or a decline in particular holdings in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the fund is that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class I share performance from one year to another. Each of the fund’s share classes is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same sales charges and expenses. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at carillontower.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	carillontower.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During 10 year period	Return	Quarter Ended
(Class I shares):
Best Quarter	18.46%	December 31, 2010
Worst Quarter	(21.73)%	September 30, 2011

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2018): <br/><br/>Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I only and after-tax returns for Class A, Class C, Class Y, Class R-3, Class R-5, and Class R-6 will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Class I only and after-tax returns for Class A, Class C, Class Y, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Carillon Eagle Mid Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect the current administrative services fee rate.
Year 1	rr_ExpenseExampleYear01	$ 576
Year 3	rr_ExpenseExampleYear03	790
Year 5	rr_ExpenseExampleYear05	1,022
Year 10	rr_ExpenseExampleYear10	$ 1,686
1-yr	rr_AverageAnnualReturnYear01	(10.84%)
5-yr	rr_AverageAnnualReturnYear05	6.73%
10-yr	rr_AverageAnnualReturnYear10	13.83%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 1998
Carillon Eagle Mid Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Year 1	rr_ExpenseExampleYear01	$ 277
Year 3	rr_ExpenseExampleYear03	548
Year 5	rr_ExpenseExampleYear05	944
Year 10	rr_ExpenseExampleYear10	$ 2,052
1-yr	rr_AverageAnnualReturnYear01	(7.03%)
5-yr	rr_AverageAnnualReturnYear05	7.01%
10-yr	rr_AverageAnnualReturnYear10	13.57%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 20, 1998
Carillon Eagle Mid Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Year 1	rr_ExpenseExampleYear01	$ 77
Year 3	rr_ExpenseExampleYear03	240
Year 5	rr_ExpenseExampleYear05	417
Year 10	rr_ExpenseExampleYear10	$ 930
2009	rr_AnnualReturn2009	40.44%
2010	rr_AnnualReturn2010	30.47%
2011	rr_AnnualReturn2011	(8.59%)
2012	rr_AnnualReturn2012	16.27%
2013	rr_AnnualReturn2013	38.00%
2014	rr_AnnualReturn2014	10.01%
2015	rr_AnnualReturn2015	2.52%
2016	rr_AnnualReturn2016	7.07%
2017	rr_AnnualReturn2017	30.35%
2018	rr_AnnualReturn2018	(6.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.73%)
1-yr	rr_AverageAnnualReturnYear01	(6.09%)
5-yr	rr_AverageAnnualReturnYear05	8.13%
10-yr	rr_AverageAnnualReturnYear10	14.79%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 2006
Carillon Eagle Mid Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Year 1	rr_ExpenseExampleYear01	$ 115
Year 3	rr_ExpenseExampleYear03	359
Year 5	rr_ExpenseExampleYear05	622
Year 10	rr_ExpenseExampleYear10	$ 1,375
1-yr	rr_AverageAnnualReturnYear01	(6.49%)
5-yr	rr_AverageAnnualReturnYear05
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	(5.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Eagle Mid Cap Growth Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Year 1	rr_ExpenseExampleYear01	$ 134
Year 3	rr_ExpenseExampleYear03	418
Year 5	rr_ExpenseExampleYear05	723
Year 10	rr_ExpenseExampleYear10	$ 1,590
1-yr	rr_AverageAnnualReturnYear01	(6.63%)
5-yr	rr_AverageAnnualReturnYear05	7.48%
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	14.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2009
Carillon Eagle Mid Cap Growth Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Year 1	rr_ExpenseExampleYear01	$ 77
Year 3	rr_ExpenseExampleYear03	240
Year 5	rr_ExpenseExampleYear05	417
Year 10	rr_ExpenseExampleYear10	$ 930
1-yr	rr_AverageAnnualReturnYear01	(6.10%)
5-yr	rr_AverageAnnualReturnYear05	8.10%
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	12.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2009
Carillon Eagle Mid Cap Growth Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Year 1	rr_ExpenseExampleYear01	$ 67
Year 3	rr_ExpenseExampleYear03	211
Year 5	rr_ExpenseExampleYear05	368
Year 10	rr_ExpenseExampleYear10	$ 822
1-yr	rr_AverageAnnualReturnYear01	(6.01%)
5-yr	rr_AverageAnnualReturnYear05	8.24%
10-yr	rr_AverageAnnualReturnYear10
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	12.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 2011
Carillon Eagle Mid Cap Growth Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(7.22%)
5-yr	rr_AverageAnnualReturnYear05	7.20%
10-yr	rr_AverageAnnualReturnYear10	14.11%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 2006
Carillon Eagle Mid Cap Growth Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(2.70%)
5-yr	rr_AverageAnnualReturnYear05	6.32%
10-yr	rr_AverageAnnualReturnYear10	14.46%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 2006
Carillon Eagle Mid Cap Growth Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(4.75%)
5-yr	rr_AverageAnnualReturnYear05	7.42%
10-yr	rr_AverageAnnualReturnYear10	15.12%
Carillon Eagle Mid Cap Growth Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	(2.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Eagle Mid Cap Growth Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	15.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2009
Carillon Eagle Mid Cap Growth Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	11.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2009
Carillon Eagle Mid Cap Growth Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	11.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 2011

[1]	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.
[2]	Other expenses have been restated to reflect the current administrative services fee rate.